Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Statement of compliance

        The consolidated financial statements of GasLog and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (the "IFRS") as issued by the International Accounting Standards Board (the "IASB").

Basis of preparation and approval

        The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of derivative financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Going concern

        In considering going concern management has reviewed the Group's future cash requirements, covenant compliance and earnings projections. Management anticipates that the Group's primary sources of funds will be available cash, cash from operations and borrowings under existing and new loan agreements. The Group may also seek to raise additional equity. Management believes that these sources of funds will be sufficient for the Group to meet its liquidity needs and comply with its banking covenants for at least twelve months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis.

        The financial statements are expressed in U.S. dollars ("USD"), which is the functional currency of the Group's subsidiaries because their vessels operate in international shipping markets in which revenues and expenses are primarily settled in USD, and the Group's most significant assets and liabilities are paid for and settled in USD.

        On February 26, 2018, the financial statements were authorized on behalf of GasLog's board of directors for issuance and filing.

        The principal accounting policies are set out below.

Basis of consolidation

        The consolidated financial statements incorporate the financial statements of GasLog and entities controlled by GasLog (its subsidiaries). Control is achieved where GasLog:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

        Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated financial statements from the date control is obtained and up to the date control ceases. Acquisitions of businesses are accounted for using the acquisition method.

        All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

        The other investors in subsidiaries in which the Group has less than 100% interest hold a non-controlling interest in the net assets of these subsidiaries. Non-controlling interest is stated at the non-controlling interest's proportion of the net assets of the subsidiaries where the Group has less than 100% interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest's share of subsequent changes in the equity of such subsidiaries. Total comprehensive income is attributed to a non-controlling interest even if this results in the non-controlling interest having a deficit balance.

        Changes in the Group's ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group's interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Group.

Goodwill

        Goodwill arising in a business combination is recognized as an asset at the date that control is acquired (the acquisition date). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer's previously held equity interest in the acquiree (if any) over the net of the acquisition-date fair value of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the Group's interest in the fair value of the acquiree's identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer's previously held equity interest in the acquiree (if any), the excess is recognized immediately in the consolidated statement of profit or loss as a bargain purchase gain.

        Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group's cash-generating units expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period.

        On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Investment in associates

        An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

        The results, assets and liabilities of associates are included in these financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. An impairment assessment of investments in associates is performed when there is an indication that the asset has been impaired or the impairment losses recognized in prior years no longer exist.

        When the Group's share of losses exceeds the carrying amount of the investment, the investment is reported at nil value and recognition of losses is discontinued except to the extent of the Group's commitment.

Investment in joint ventures

        A joint arrangement is an arrangement where two or more parties have joint control. Joint control is established by a contractual arrangement that requires unanimous agreement on decisions made on relevant activities. Without the presence of joint control, joint arrangements do not exist.

        Under IFRS 11 Joint Arrangements, investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The arrangement is a joint operation when the contractual agreement provides rights to assets and obligations for liabilities for those parties sharing joint control. The joint arrangement is a joint venture when the agreement grants rights to the arrangement's net assets. The Cool Pool is a joint venture. Interests in joint ventures are accounted for using the equity method (see Investment in associates above), after initially being recognized at cost in the consolidated statement of financial position.

Leases

        Lease income from operating leases of vessels where the Group is a lessor is recognized in profit or loss on a straight-line basis over the lease term. The respective leased assets are included in the statement of financial position based on their nature under "Tangible fixed assets".

        Leases of property, plant and equipment where the Group, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease's inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments, discounted at the interest rate implicit in the lease, if practicable, or else at the Group's incremental borrowing rate. The corresponding rental obligations, net of finance charges, are included in current and non-current liabilities as finance lease liabilities. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the asset's useful life or over the shorter of the asset's useful life and the lease term if there is no reasonable certainty that the Group will obtain ownership at the end of the lease term.

        Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Deferral and presentation of government grants

        Government grants relating to costs are deferred and recognized in the profit or loss over the period necessary to match them with the costs that they are intended to compensate. Government grants relating to income are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis as costs are incurred over the duration of the specific project.

Accounting for revenues and related operating expenses

        The Group's revenues comprise revenues from time charters for the charter hire of its vessels, gross pool revenues, management fees, project supervision income and other income earned during the period in accordance with existing contracts.

        Revenue from vessel management and vessel construction project supervision contracts is recognized when earned and when it is probable that future economic benefits will flow to the Group and such a benefit can be measured reliably.

        Pool revenues are recognized on a gross basis representing time charter revenues earned by GasLog vessels participating in the pool under charter agreements where GasLog contracts directly with charterers. Revenue is recognized on a monthly basis, when the vessel is made available and services are provided to the charterer during the period, the amount can be estimated reliably and collection of the related revenue is reasonably assured.

        A time charter represents a contract entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel's delivery to the charterer, except for the off-hire period, when a charter agreement exists, the vessel is made available and services are provided to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date. Accrued revenue represents income recognized in advance as a result of the straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.

        Time charter hires received in advance are classified as liabilities until the criteria for recognizing the revenue as earned are met.

        Under a time charter arrangement the vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses and broker's commissions are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents' fees, and extra war risk insurance are paid by the charterer.

Accounting for voyage expenses and commissions

        Vessel operating costs and voyage expenses and commissions are expensed as incurred, with the exception of commissions, which are recognized on a pro-rata basis over the duration of the period of the time charter. Bunkers' consumption represents mainly bunkers consumed during vessels unemployment and off-hire.

        Furthermore, in relation to the vessels participating in the Cool Pool, voyage expenses and commissions include the net allocation from the pool which represents GasLog's share of the net revenues earned from the other pool participants' vessels less the other participants' share of the net revenues earned by GasLog's vessels included in the pool. Each participant's share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

Financial income and costs

        Interest income is recognized on an accrual basis. Dividend income is recognized when the right to receive payment is established.

        Interest expense, other borrowing costs and realized loss on interest rate swaps are recognized on an accrual basis.

Foreign currencies

        Transactions in currencies other than the USD are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into USD at the rates prevailing at that date. All resulting exchange differences are recognized in the consolidated statement of profit or loss in the period in which they arise.

Deferred financing costs for undrawn facilities

        Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra to debt, while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are reclassified contra to debt on the drawdown dates.

        Deferred financing costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Vessels under construction

        Vessels under construction are presented at cost less identified impairment losses, if any. Costs include shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the acquisition or construction of the vessels.

        Upon completion of the construction, the vessels are presented on the statement of financial position in accordance with the "Tangible fixed assets: Property, plant and equipment" policy as described below.

Tangible fixed assets: Property, plant and equipment

        Tangible fixed assets are stated at cost less accumulated depreciation and any accumulated impairment loss. The initial cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition. The cost of an LNG vessel is split into two components, a "vessel component" and a "dry-docking component". Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the vessels. Residual values are based on management's estimation about the amount that the Group would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life.

        The LNG vessels are required to undergo dry-docking overhaul every five years to restore their service potential and to meet their classification requirements that cannot be performed while the vessels are operating. The dry-docking component is estimated at the time of a vessel's delivery from the shipyard or acquisition from the previous owner and is measured based on the estimated cost of the first dry-docking subsequent to its acquisition, based on the Group's historical experience with similar types of vessels. For subsequent dry-dockings actual costs are capitalized when incurred. The dry-docking component is depreciated over the period of five years in case of new vessels, and until the next dry-docking for secondhand vessels (which is performed within five years from the vessels' last dry-docking).

        Costs that will be capitalized as part of the future dry-dockings will include a variety of costs incurred directly attributable to the dry-dock and costs incurred to meet classification and regulatory requirements, as well as expenses related to the dock preparation and port expenses at the dry-dock shipyard, dry-docking shipyard expenses, expenses related to hull, external surfaces and decks, and expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. Dry-docking costs do not include vessel operating expenses such as replacement parts, crew expenses, provisions, lubricants consumption, insurance, management fees or management costs during the dry-docking period. Expenses related to regular maintenance and repairs of vessels are expensed as incurred, even if such maintenance and repair occurs during the same time period as dry-docking.

        The expected useful lives of all long-lived assets are as follows:

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Furniture, computer, software and other office equipment	3 - 5 years
Leasehold improvements	12 years (or remaining term of the lease)

        Management estimates the useful life of its vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

        The useful lives of all assets and the depreciation method are reviewed annually to ensure that the method and period of depreciation are consistent with the expected pattern of economic benefits from items of property, plant and equipment. The residual value is also reviewed at each financial period-end. If expectations differ from previous estimates, the changes are accounted for prospectively in profit or loss in the period of the change and future periods.

        Ordinary maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

        When assets are sold, they are derecognized and any gain or loss resulting from their disposal is included in profit or loss.

Impairment of tangible fixed assets, vessels under construction and vessel held under finance lease

        All assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recognized in the consolidated statement of profit or loss. The recoverable amount is the higher of an asset's fair value less cost of disposal and "value in use". The fair value less cost of disposal is the amount obtainable from the sale of an asset in an arm's length transaction less the costs of disposal, while "value in use" is the present value of estimated future cash flows expected to arise from the continuing use of an asset and from its disposal at the end of its useful life. Recoverable amounts are estimated for individual assets or, if it is not possible, for the cash-generating unit. Each vessel is considered to be a separate cash-generating unit. The fair values of the vessels are estimated from market-based evidence by appraisal that is normally undertaken by professionally qualified brokers.

Provisions

        Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Inventories

        Inventories represent lubricants on board the vessel and, in the event of a vessel's unemployment, the bunkers on board the vessel. Inventories are stated at the lower of cost calculated on a first in, first out basis, and net realizable value.

Financial instruments

        Financial assets and liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. All financial instruments are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

•	Cash and cash equivalents

Cash represents cash on hand and deposits with banks which are repayable on demand. Cash equivalents represent short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

•	Restricted cash
Restricted cash comprises cash held that is not available for use by the Group including cash held in blocked accounts in order to comply with the covenants under the Group's credit facilities.
•	Short-term investments

Short-term investments represent short-term, highly liquid time deposits placed with financial institutions which are readily convertible into known amounts of cash with original maturities of more than three months but less than 12 months at the time of purchase that are subject to an insignificant risk of change in value.

•	Trade receivables

Trade receivables are carried at the amount expected to be received from the third party to settle the obligation. Bad debts are written off during the period in which they are identified. An estimate is made for doubtful receivables based on a review of all outstanding amounts at each reporting date.

•	Borrowings

Borrowings are measured at amortized cost, using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the settlement of the borrowings is recognized in the statement of profit or loss over the term of the borrowings.

•	Derivative financial instruments

The Group enters into a variety of derivative financial instruments to economically hedge its exposure to interest rate and foreign exchange rate risks, including interest rate swaps, cross currency swaps ("CCSs") and forward foreign exchange contracts.

Derivative financial instruments are initially recognized at fair value and are subsequently remeasured to their fair value at each reporting date. The resulting changes in fair value are recognized in the consolidated statement of profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the consolidated statement of profit or loss depends on the nature of the hedge relationship. Derivatives are presented as assets when their valuation is favorable to the Group and as liabilities when unfavorable to the Group.

The Group's criteria for classifying a derivative instrument in a hedging relationship include: (1) the hedging instrument is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk; (2) the effectiveness of the hedge can be reliably measured; (3) there is adequate documentation of the hedging relationships at the inception of the hedge; and (4) for cash flow hedges, the forecasted transaction that is the hedged item in the hedging relationship must be considered highly probable.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to the consolidated statement of profit or loss in the periods when the hedged item affects profit or loss, in the same line item as the recognized hedged item. Hedge accounting is discontinued when the Group terminates the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting.

Any gain or loss accumulated in equity at that time remains in equity and is recognized in the consolidated statement of profit or loss when the hedged item affects the consolidated statement of profit or loss. When a forecast transaction designated as the hedged item in a cash flow hedge is no longer expected to occur, the gain or loss accumulated in equity is recycled immediately to the consolidated statement of profit or loss.

•	Finance lease liabilities

Finance lease liabilities are initially measured at the fair value of the leased property or, if lower, the present value of the minimum lease payments—discounted at the interest rate implicit in the lease, if practicable, or else at the entity's incremental borrowing rate—and subsequently measured at amortized cost, using the effective interest rate method. Finance charges in respect of finance leases are recognized in the consolidated statement of profit or loss under "Financial costs".

Segment Information

        The information provided to the Group's chief operating decision maker (the "CODM"), being the Chief Executive Officer, to review the Group's operating results and allocate resources is on a consolidated basis for a single reportable segment. Furthermore, when the Group charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Share-based compensation

        Share-based compensation to employees and others providing similar services are measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 21.

        The fair value determined at the grant date of the equity-settled share-based compensation is expensed on a straight-line basis over the vesting period, based on the Group's estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

Critical accounting judgments and key sources of estimation uncertainty

        The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses recognized in the consolidated financial statements. The Group's management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the assets or liabilities in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Critical accounting judgments:

        In the process of applying GasLog's accounting policies, management has made the following judgments, apart from those involving estimations, that had the most significant effect on the amounts recognized in the consolidated financial statements.

        Classification of the non-controlling interests:    The non-controlling interests in the Partnership comprise the portion of the Partnership's common units that are not directly or indirectly held by GasLog (31,017,405 units as of December 31, 2017). Under the terms of the partnership agreement, the Partnership is required to distribute 100% of available cash (as defined in the partnership agreement) with respect to each quarter within 45 days of the end of the quarter to the partners. Available cash can be summarized as cash and cash equivalents less an amount equal to cash reserves established by the Partnership's board of directors to (i) provide for the proper conduct of the business of the Partnership (including reserves for future capital expenditures and for anticipated future credit needs of the Partnership) subsequent to such quarter, (ii) comply with applicable law or any loan agreement, security agreement, mortgage, debt instrument or other agreement or obligation to which any Partnership member is a party or by which it is bound or its assets are subject and/or (iii) provide funds for certain distributions relating to future periods.

        In reaching a judgment as to whether the non-controlling interests in the Partnership should be classified as liabilities or equity interests, management has considered the wide discretion of the board of directors of the Partnership to determine whether any portion of the amount of cash available to the Partnership constitutes available cash and that it is possible that there could be no available cash. In the event that there is no available cash, as determined by the Partnership's board of directors, the Partnership does not have a contractual obligation to make a distribution. Accordingly, management has concluded that the non-controlling interests do not represent a contractual obligation on the Partnership to deliver cash and therefore should be classified as equity within the financial statements.

Key sources of estimation uncertainty are as follows:

        Vessel lives and residual value:    Vessels are stated at cost, less accumulated depreciation. The estimates and assumptions that have the most significant effect on the vessel carrying amount relate to the estimation of the useful life of an LNG vessel of 35 years and the residual value. An increase in the estimated useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and an increase in the estimated useful life of a vessel would also extend the annual depreciation charge into later periods. A decrease in the useful life of a vessel or its residual value would have the effect of increasing the annual depreciation charge.

        Management estimated residual value of its vessels to be equal to the product of its lightweight tonnage ("LWT") and an estimated scrap rate per LWT. Effective December 31, 2017, following management's annual reassessment, the estimated scrap rate per LWT was decreased. This change in estimate is expected to increase the future annual depreciation by $873. The estimated residual value of the ships may not represent the fair market value at any time partly because market prices of scrap values tend to fluctuate. Management might revise its estimate of the residual values of the ships in the future in response to changing market conditions.

        If regulations place significant limitations on the ability of a vessel to trade on a worldwide basis, the vessel's useful life will be adjusted to end at the date such regulations become effective.

        Impairment of vessels:    The Group evaluates the carrying amounts of its vessels to determine whether there is any indication that those vessels have suffered an impairment loss by considering both internal and external sources of information. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss, if any.

        Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires management to make various estimates including future charter rates, vessel operating expenses and the discount rate. All of these items have been historically volatile. In assessing the fair value less cost to sell of the vessel, the Group obtains vessel valuations from independent and internationally recognized ship brokers on a semi-annual basis or when there is an indication that an asset or assets may be impaired. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessel to the higher of the fair value less cost to sell and the value in use.

        The Group's estimates of recoverable value assume that the vessels are all in seaworthy condition without need for repair and certified in class without notations of any kind. The Group's estimates are based on approximate charter free market values for its vessels that have been received from shipbrokers, which are also commonly used and accepted by the Group's lenders for determining compliance with the relevant covenants in its credit facilities. Vessel values can be highly volatile, so the estimates may not be indicative of the current or future market value of the Group's vessels or prices that could be achieved if it were to sell them.

        As of December 31, 2017, the carrying amounts of each of ten vessels were higher than the charter free market values estimated by shipbrokers and the Group concluded that events and circumstances triggered the existence of potential impairment of these vessels. As a result, the Group performed the impairment assessment of these vessels by comparing the discounted projected net operating cash flows for these vessels to their carrying values. The assumptions which the Group has used in its discounted projected net operating cash flow analysis included, among others, operating revenues, utilization, dry-docking costs, operating expenses (including management fees), residual values and the discount factor.

        For those vessels operating under long-term time charters, revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel, as well as the estimated average time charter rates for the remaining life of the vessel after the completion of its current contract. The revenue assumptions exclude days of scheduled off-hire and assume a utilization rate of 99.5% based on the fleet's historical performance and internal forecasts. The estimated daily time charter rates used for non-contracted revenue days after the completion of the current time charter are based on a combination of (i) recent charter market rates, (ii) conditions existing in the LNG market as of December 31, 2017, (iii) historical average time charter rates, based on publications by independent third party maritime research services ("maritime research publications"), and (iv) estimated future time charter rates, also based on maritime research publications that provide such forecasts. More specifically, for the non-contracted period starting upon the expiration of the firm charter period of each vessel and up to December 31, 2022, the Group used the most recent charter market rates for a 5-year time charter agreement based on available data from maritime research publications which is $52 per day for steam-powered ("Steam") vessels and $67.5 per day for tri-fuel diesel electric ("TFDE") vessels. For the remaining period from January 1, 2023 through the end of each vessel's useful life, the estimated average time charter rates for Steam and TFDE vessels were based on analysis of future supply and demand for LNG, analysis of future LNG shipping supply and demand balances, internally estimated and market-derived costs of building and financing newbuild LNG vessels, the technical characteristics of each vessel and 5-year historical average 5-year time charter rates based on maritime research publications.

        For vessels operating in the spot market and employed through the Cool Pool, the estimated charter rates and utilization for the first year from the reporting date were based on the latest available maritime research publications from ship brokers for short-term (less than 12 months) employment of a vessel operating in the spot market on less than 1-year time charter contracts (in line with the Cool Pool strategy). The estimated charter rates are also based on existing charter contracts and forecasts generated by the Cool Pool directly, which reflect conditions existing in the LNG current spot market. For the remaining period and through the end of each vessel's useful life, the Group assumes that all vessels are operating under multi-year time charters, as a result of which the revenue assumptions were the same as the forecasted rates used for the remaining vessels of the fleet as discussed above. Recognizing that the LNG industry is cyclical and subject to significant volatility based on factors beyond the Group's control, management believes the use of revenue estimates discussed above to be reasonable as of the reporting date. The Group does not take into account any growth rate assumptions or inflation factors for determining forecasted time charter rates beyond the contracted charter rate period through the end of a vessel's useful life. In assessing the factors mentioned above for the purposes of determining estimated revenues, the Group has placed particular reliance on available third party maritime research publications and analysis of LNG shipping supply and demand data.

        In addition, the Group used an annual operating expenses escalation factor equal to 1% based on its historical data and performance, as well as expectations of future inflation and operating and dry-docking costs. Estimates for the remaining useful lives of the current fleet and residual and scrap values are the same as those used for the Group's depreciation policy.

        In the Group's impairment assessment, the weighted average cost of capital ("WACC") used to discount future estimated cash flows to their present values was approximately 8% as of December 31, 2017. This was based on the calculated cost of equity and cost of debt components. All estimates used and assumptions made were in accordance with the Group's internal budgets and historical experience of the shipping industry.

        The value in use for the ten vessels calculated as per above was higher than the carrying amount of these vessels and, consequently, no impairment loss was recognized.

        Measurement of share-based compensation:    Share-based compensation to executives and others providing similar services are measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 21.

        The fair value determined at the grant date of the equity-settled share-based compensation is expensed over the vesting period, based on the Group's estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

        Impairment of goodwill:    The Group reviews goodwill for impairment at least annually. For the purpose of impairment testing, goodwill has been allocated to the cash-generating unit representing the management company, GasLog LNG Services Ltd., which was acquired by the Group in 2005.

        Determining whether goodwill is impaired requires an estimation of the recoverable amount, which is the higher of fair value less costs to sell and value in use, of the cash-generating units to which goodwill has been allocated. The value in use calculation requires the Group to estimate the future cash flows expected to arise from the cash-generating unit(s) and a suitable discount rate in order to calculate present value. Details of the assumptions used in our impairment analysis are set out in Note 3. No impairment loss was recognized for any of the periods presented.

        Fair value of derivative financial instruments:    The Group's risk management policies permit the use of derivative financial instruments to manage interest rate risk and foreign exchange risk. Changes in fair value of derivative financial instruments that are not designated as cash flow hedges for accounting purposes are recognized in the consolidated statement of profit or loss.

        A substantial majority of the Group's derivative instruments activity relates to the use of interest rate swaps. The fair value of the Group's interest rate swap agreements is the estimated amount that the Group would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates and the current credit worthiness of both the Group and the swap counterparties. The estimated amount is the present value of estimated future cash flows, being equal to the difference between the benchmark interest rate and the fixed rate in the interest rate swap agreement, multiplied by the notional principal amount of the interest rate swap agreement at each interest reset date.

        The fair value of the Group's interest and currency swap agreements at the end of each period are most significantly affected by the interest rate implied by market-observable data such as the London Interbank Offered Rate ("LIBOR") yield curve and forward foreign exchange rates. While the fair value of the Group's interest and currency swap agreements are typically more sensitive to changes in short-term rates, significant changes in the long-term benchmark interest and foreign exchange rates also materially impact interest and currency swap agreements.

        The fair value of the Group's interest rate and currency swap agreements are also affected by changes in its specific credit risk and counterparties' risk included in the discount factor. The estimate of the Group's credit risk is based on the credit rating of other companies in the LNG industry where publicly available, the rating of the global transportation industry where the shipping industry is included and the feedback that the Group receives from its lenders as part of the margin setting for the new loan agreements. The counterparties' credit risk is estimated either by using the credit default swap rates obtained from public information or, if not available, by using the credit rating of the counterparties.

        The LIBOR yield curve and the Group's specific credit risk are expected to vary over the life of the interest rate swap agreements. The larger the notional amount of the interest rate swap agreements outstanding and the longer the remaining duration of the interest rate swap agreements, the larger the impact of any variability in these factors will be on the fair value of the Group's interest rate swaps. The Group economically hedges the interest rate exposure on a significant amount of its long-term debt and for long durations. As such, the Group has historically experienced, and expects to continue to experience, material variations in the period-to-period fair value of its derivative instruments.

        Although the Group measures the fair value of its derivative instruments utilizing the inputs and assumptions described above, if it were to terminate the agreements at the reporting date, the amount the Group would pay or receive to terminate the derivative instruments may differ from the estimate of fair value. If the estimated fair value differs from the actual termination amount, an adjustment to the carrying amount of the applicable derivative asset or liability would be recognized in profit or loss for the current period. Such adjustments could be material. See Note 25 for the effects on the change in fair value of its derivative instruments on the consolidated statements of profit or loss.

Adoption of new and revised IFRS

(a)	Standards and interpretations adopted in the current period

        In January 2016, the IASB issued amendments to IAS 7 Statement of Cash Flows introducing an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. The amendments are part of the IASB's Disclosure Initiative, which continues to explore how financial statement disclosure can be improved. Entities will be required to disclose changes arising from cash flows, such as drawdowns and repayments of borrowings and also non-cash changes, such as acquisitions, disposals and unrealised exchange differences. Even though a specific format is not mandated, where a reconciliation is used, the disclosure should provide sufficient information to link items included in the reconciliation to the statement of financial position and statement of cash flows. The amendments, which were effective for annual periods beginning on or after January 1, 2017, had a disclosure impact on the Group's consolidated financial statements; please refer to Note 26.

(b)	Standards and amendments in issue not yet adopted

        At the date of authorization of these financial statements, the following standards and amendments relevant to the Group were in issue but not yet effective:

        In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which applies to all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 specifies how and when an IFRS reporter will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard supersedes IAS 18 Revenue, IAS 11 Construction Contracts and a number of revenue-related interpretations. The standard was amended in September 2015 to delay the effective date to annual periods beginning on or after January 1, 2018 but early adoption is permitted. In addition, the standard was further amended in April 2016 to clarify the guidance on identifying performance obligations, accounting for licenses of intellectual property and the principal versus agent assessment (gross versus net revenue presentation), as well as to give new and amended illustrative examples and practical expedients. The Group will adopt the standard as of January 1, 2018 and is expecting that the adoption will not have a material effect on the Group's consolidated financial statements, other than additional disclosure requirements in the notes to the consolidated financial statements, since the Group has chartered its vessels under time charter agreements and a bareboat agreement, and in this respect, revenue is accounted for under the leases standard.

        In July 2014, the IASB issued the complete version of IFRS 9 Financial Instruments. IFRS 9 specifies how an entity should classify and measure financial assets and financial liabilities. The new standard requires all financial assets to be subsequently measured at amortized cost or fair value depending on the business model of the legal entity in relation to the management of the financial assets and the contractual cash flows of the financial assets. The standard also requires a financial liability to be classified as either at fair value through profit or loss or at amortized cost. In addition, a new hedge accounting model was introduced, that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures. The standard is effective for accounting periods beginning on or after January 1, 2018 but early adoption is permitted. The Group applies cash flow hedge accounting on its cross-currency swaps in relation to its NOK denominated bonds (Note 25) (but does not apply hedge accounting on its cash flow interest rate swaps in relation to its floating debt) and management anticipates that the new rules under IFRS 9 on hedge accounting are not expected to have a material impact on the Group's consolidated financial statements.

        In January 2016, the IASB issued IFRS 16 Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer ("lessee") and the supplier ("lessor"). IFRS 16 eliminates the classification of leases by lessees as either operating leases or finance leases and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognize: (a) assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value; and (b) depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. Lessors continue to classify their leases as operating leases or finance leases, and to account for those two types of leases differently. IFRS 16 supersedes the previous leases Standard, IAS 17 Leases, and related Interpretations. The standard is effective from January 1, 2019, with early adoption permitted only with concurrent adoption of IFRS 15 Revenue from Contracts with Customers. Management anticipates that the implementation of this standard will not have a material impact on the Group's consolidated financial statements, since the changes for lessors are fairly minor.

        The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material on the Group's consolidated financial statements.